Capital assets - Recovery Amounts (Details)	3 Months Ended
	Dec. 31, 2020 $ / $ $ / bbl	Sep. 30, 2020 € / MMBTU $ / bbl $ / $	Jun. 30, 2020 $ / bbl $ / $
2020
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $		0.81	0.80
2020 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		73.25	64.50
2020 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		71.00	62.00
2020 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		9.17
2021.
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.81	0.79
2021. | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	76.00	69.55	62.08
2021. | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		66.30	58.58
2021. | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		7.19
2022
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2022 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	72.51	66.42	61.69
2022 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		62.42	57.69
2022 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.53
2023
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2023 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	71.24	67.75	62.84
2023 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		63.67	58.84
2023 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.65
2024
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2024 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	72.66	69.11	64.02
2024 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		64.95	60.02
2024 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.75
2025
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2025 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	74.12	70.49	65.22
2025 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		66.25	61.22
2025 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.87
2026
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2026 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	75.59	71.90	66.45
2026 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		67.57	62.45
2026 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.99
2027
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2027 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	77.11	73.34	67.70
2027 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		68.92	63.70
2027 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		6.11
2028
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2028 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	78.66	74.80	68.97
2028 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		70.30	64.97
2028 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		6.23
2029
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79	0.80	0.78
2029 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	80.22	76.30	70.35
2029 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		71.71	66.27
2029 | NBP (/mmbtu) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		6.35
2030 and beyond
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.79
Commodity price forecast inflation rate percentage		2.00%	2.00%
2030 and beyond | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	81.83
2031 and beyond
Disclosure of Capital assets [Line Items]
Commodity price forecast inflation rate percentage	2.00%